Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Mar. 26, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 2,967
2018	2,180
2019	1,698
2020	1,680
2021	6,171
Thereafter	0
Total minimum lease payments	14,696
Less imputed interest	3,836
Total	$ 10,860